Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	$ (41,563)
Accumulated other comprehensive loss, End of period	(60,927)	$ (14,799)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	(11,200)	(1,500)
Net loss on foreign currency translation	(23,500)	(8,100)
Accumulated other comprehensive loss, End of period	(34,700)	(9,600)
Pension and Other Post-retirement Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	(30,400)	(5,300)
Amortization of unrecognized loss included in net loss, net of tax	1,200	100
Accumulated other comprehensive loss, End of period	(26,200)	$ (5,200)
Pension and Other Post-retirement Benefits [Member] | Wells [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI associated with the sale of Wells	$ 3,000